Deferred tax - Recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Deferred Tax
Deferred tax asset		₨ 120,473	₨ 100,732
OCI gratuity		2,696	1,917
Total deferred tax asset	$ 1,781	123,169	102,649
Total deferred tax liability	$ (615)	(42,503)	(44,460)
Net deferred tax asset		80,666	58,189
Property, plant and equipment and intangible assets
Deferred Tax
Deferred tax asset		22,136	18,438
Total deferred tax liability		(42,503)	(44,460)
Net deferred tax asset		(20,367)	(26,022)
Trade and other receivables
Deferred Tax
Deferred tax asset		55,649	36,990
Rent Equalisation reserve
Deferred Tax
Deferred tax asset		680	1,021
Net deferred tax asset		680	1,021
Employee benefits
Deferred Tax
Deferred tax asset		16,260	12,614
Minimum alternate tax recoverable
Deferred Tax
Deferred tax asset		1,754	5,027
Net deferred tax asset		1,754	5,027
Unused tax losses
Deferred Tax
Deferred tax asset		16,645
Net deferred tax asset		16,645
Provision for expenses
Deferred Tax
Deferred tax asset		₨ 7,349	₨ 26,642